UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

Steven I. Koszalka

American Funds College Target Date Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

From Capital Group

American Funds College
Target Date SeriesSM

Semi-annual report for the six months ended April 30, 2013

American Funds College Target Date Series seeks to help investors saving for higher education. Each fund in the series is an age-appropriate portfolio of actively managed stock and bond funds, the mix of which becomes increasingly focused on preservation as the enrollment date approaches.

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class 529-A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the cumulative total returns on a $1,000 investment for the period ended March 31, 2013 (the most recent calendar quarter-end). Also shown are the estimated gross and net expense ratios as of the series’ prospectus dated January 31, 2013:

		Gross	Net
Class 529-A shares	Lifetime*	expense ratio	expense ratio

Total returns reflecting 4.25% maximum initial sales charge:
American Funds College 2030 FundSM	2.63%	1.09%	0.97%
American Funds College 2027 FundSM	1.65	1.09	0.97
American Funds College 2024 FundSM	0.59	1.04	0.94
American Funds College 2021 FundSM	–0.02	1.03	0.93
American Funds College 2018 FundSM	–0.77	0.96	0.86
American Funds College 2015 FundSM	–3.29	0.97	0.86
Total return reflecting 2.50% maximum initial sales charge:
American Funds College Enrollment FundSM	–2.50	1.06	0.89
*Since September 14, 2012.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The college target date funds invest in Class R-6 shares of the underlying funds. The series’ investment adviser is currently waiving its management fee of 0.10% and reimbursing a portion of other expenses in all share classes. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. Expense ratios are estimated as of each fund’s prospectus available at the time of publication and include the weighted average expenses of the underlying funds. The waiver for all funds and the reimbursement will remain in effect at least through December 31, 2013. After that time, the adviser may elect at its discretion to extend, modify or terminate the reimbursement. The waiver may only be modified or terminated with the approval of the series’ board of trustees.

The funds’ allocation strategy does not guarantee that investors’ education savings goals will be met. Investors and their advisers should periodically evaluate their investment to determine whether it continues to meet their needs. Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series’ prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

Fellow investors:

We are pleased to present the American Funds College Target Date Series semi-annual report for the six-month period ended April 30, 2013. As the College Target Date Series’ inception date was September 14, 2012, this is the first six-month period to review. However, before discussing the results, we think it would be helpful to review how the funds in the series work.

Understanding the series

American Funds College Target Date Series was designed to provide an “off-the-shelf” investment for parents or other interested investors who want to use a 529 plan to save for a beneficiary’s higher education.

An investor chooses a fund from the series corresponding to the beneficiary’s projected enrollment date. American Funds handles the asset allocation and the fund selection, adjusting these over time as the beneficiary’s enrollment date gets closer. In the distant-dated funds (furthest from the enrollment date), the primary investment objective is growth of capital; for the nearer-dated funds (closer to the enrollment date), it’s preservation of capital.

Active, disciplined and frequent rebalancing occurs to ensure that the funds are on target and the allocation makes sense. The series doesn’t attempt tactical asset rebalancing. In other words, the portfolios do not get more conservative or aggressive strictly based on market conditions.

Results for the period

In the six months ended April 30, 2013, all seven funds realized gains, and three outpaced their relevant benchmarks — the College 2015 Fund, College 2027 Fund and College 2030 Fund.

The distant-dated funds favor growth-oriented underlying funds, and their returns were primarily driven by the overall strength in the equity markets, both in the U.S. and globally, during the last six months.

The College 2018 Fund, College 2021 Fund and College 2024 Fund are invested with a conservative bias for protection; however, the series didn’t particularly need that during this period. Bonds did better than expected, yet these funds lagged their indexes because they took less credit risk* and interest rate risk† than the indexes’ investments.

American Funds College Enrollment Fund trailed the benchmark. However, this fund has, so far, been successful in achieving its primary objective — preservation of capital.

*	Credit risk is the risk of loss of principal stemming from a borrower’s failure to meet a loan obligation.
†	Interest rate risk is the risk that an investment’s value will erode due to a change in interest rates.

Results at a glance

Cumulative total returns for the period ended April 30, 2013

(with all distributions reinvested)

	Six months	Lifetime
	(10/31/12 to 4/30/13)	(9/14/12 to 4/30/13)
American Funds College 2030 Fund (Class 529-A)	12.74%	10.37%
S&P Target Date To 2030 Index¹	10.52	7.95
American Funds College 2027 Fund (Class 529-A)	10.95	8.95
S&P Target Date To 2025 Index¹	9.38	7.21
American Funds College 2024 Fund (Class 529-A)	8.95	7.54
S&P Target Date To 2025 Index¹	9.38	7.21
American Funds College 2021 Fund (Class 529-A)	7.34	6.59
S&P Target Date To 2020 Index¹	8.21	6.46
American Funds College 2018 Fund (Class 529-A)	5.41	5.20
S&P Target Date To 2015 Index¹	6.93	5.63
American Funds College 2015 Fund (Class 529-A)	1.46	1.66
Barclays U.S. Aggregate Index²	0.90	1.91
American Funds College Enrollment Fund (Class 529-A)	0.13	0.23
Barclays Intermediate U.S. Aggregate Index³	0.88	1.34

[1]	The S&P Target Date Style Index series (“To” variant), a subset of the S&P Target Date Index series, comprises a set of multi-asset class indexes based on funds with glide paths that aim to emphasize market risk sensitivity around the target date. Each index is fully investable with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. The current universe of eligible asset classes includes U.S. Large-Cap, U.S. Mid-Cap, U.S. Small-Cap, International Equities, Emerging Markets, U.S. REITs, Core Fixed Income, Cash Equivalents, TIPS and High-Yield Corporate Bonds. Each asset class is represented in the indexes via a different exchange traded fund.
[2]	Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.
[3]	Barclays Intermediate U.S. Aggregate Index represents securities in the intermediate maturity range (1–10 years) of the U.S. investment-grade fixed-rate bond market.

American Funds College Target Date Series	1

Looking forward

Our investors want to be confident about the savings they will have when the time comes to spend on their beneficiary’s education. Since it’s impossible to estimate the cost or know with certainty what the student-loan landscape will be years or even months from now, we believe that the more you can save, the more uncertainty you can avoid.

Thank you for your investment in American Funds College Target Date Series. We’re grateful for the confidence you have placed in us, and we look forward to reporting to you again at the end of the fiscal year.

Sincerely,

Bradley J. Vogt

Vice Chairman of the Board

Walter R. Burkley

President

June 17, 2013

For current information about the College Target Date Series funds, visit americanfunds.com.

Investment strategy for American Funds College Target Date Series

What you own

The funds in this series are designed to balance your college enrollment needs for total return and stability. Each of the seven target date fund of funds in the series contains an initial mix of individual American Funds. The mix is a diversified blend of the American Funds, which may include growth, growth-and-income, equity-income, balanced, and bond funds. The mix of funds depends on the student’s target date of enrollment into higher education.

Allocation approach

At the origin, for dates far from enrollment, the fund seeks an emphasis on long-term growth of capital. Over time, the mix of underlying American Funds adjusts every three years so that the allocations remain appropriate for the student’s remaining time horizon. The 18-year allocation approach is represented in the illustration shown below. As the expected target enrollment date nears, the fund’s mix grows more preservation-oriented. And when the enrollment date arrives, assets transition permanently into College Enrollment Fund, a portfolio of funds that invest in high-quality, shorter term bonds, increasing the emphasis on preservation of assets.

Management

American Funds College Target Date Series is actively monitored. Our Portfolio Oversight Committee continually oversees the underlying fund allocations in each target date fund and, if necessary, makes changes in response to market conditions or other considerations. Investment allocations and underlying funds are as of October 31, 2012. Underlying funds may be added or removed during the year. For quarterly updates of the underlying fund allocations, visit americanfunds.com.

2	American Funds College Target Date Series

American Funds College 2030 Fund	unaudited
Investment portfolio, April 30, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds — 20.0%
EuroPacific Growth Fund, Class R-6	175,254	$7,687	10.0%
The Growth Fund of America, Inc., Class R-6	202,440	7,686	10.0
		15,373	20.0
Growth-and-income funds — 70.0%
Capital World Growth and Income Fund, Class R-6	375,967	15,373	20.0
Fundamental Investors, Class R-6	339,291	15,373	20.0
International Growth and Income Fund, Class R-6	339,816	11,530	15.0
The Investment Company of America, Class R-6	340,017	11,530	15.0
		53,806	70.0
Bond funds — 10.0%
Capital World Bond Fund, Class R-6	182,062	3,844	5.0
U.S. Government Securities Fund, Class R-6	270,656	3,843	5.0
		7,687	10.0

Total investment securities (cost: $71,963,000)		76,866	100.0
Other assets less liabilities		(33)	—

Net assets		$76,833	100.0%

See Notes to Financial Statements

American Funds College Target Date Series	3

American Funds College 2027 Fund	unaudited
Investment portfolio, April 30, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds — 15.0%
EuroPacific Growth Fund, Class R-6	114,256	$5,011	5.0%
The Growth Fund of America, Inc., Class R-6	263,959	10,023	10.0
		15,034	15.0

Growth-and-income funds — 55.0%
Capital World Growth and Income Fund, Class R-6	367,619	15,032	15.0
Fundamental Investors, Class R-6	331,739	15,031	15.0
International Growth and Income Fund, Class R-6	295,586	10,029	10.0
The Investment Company of America, Class R-6	443,281	15,032	15.0
		55,124	55.0

Equity-income and Balanced funds — 10.0%
American Funds Global Balanced Fund, Class R-6	349,949	10,022	10.0

Bond funds — 20.0%
Capital World Bond Fund, Class R-6	237,388	5,011	5.0
U.S. Government Securities Fund, Class R-6	1,058,719	15,034	15.0
		20,045	20.0

Total investment securities (cost: $94,642,000)		100,225	100.0
Other assets less liabilities		(46)	—

Net assets		$100,179	100.0%

See Notes to Financial Statements

4	American Funds College Target Date Series

American Funds College 2024 Fund	unaudited
Investment portfolio, April 30, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds — 10.0%
The Growth Fund of America, Inc., Class R-6	375,519	$14,258	10.0%
Growth-and-income funds — 45.0%
Capital World Growth and Income Fund, Class R-6	348,703	14,259	10.0
International Growth and Income Fund, Class R-6	420,231	14,258	10.0
The Investment Company of America, Class R-6	630,719	21,388	15.0
Washington Mutual Investors Fund, Class R-6	406,224	14,258	10.0
		64,163	45.0
Equity-income and Balanced funds — 10.0%
American Funds Global Balanced Fund, Class R-6	497,851	14,258	10.0

Bond funds — 35.0%
The Bond Fund of America, Class R-6	1,647,741	21,388	15.0
Capital World Bond Fund, Class R-6	337,718	7,129	5.0
U.S. Government Securities Fund, Class R-6	1,506,174	21,388	15.0
		49,905	35.0

Total investment securities (cost: $135,841,000)		142,584	100.0
Other assets less liabilities		(61)	—

Net assets		$142,523	100.0%

See Notes to Financial Statements

American Funds College Target Date Series	5

American Funds College 2021 Fund	unaudited
Investment portfolio, April 30, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth-and-income funds — 40.0%
American Mutual Fund, Class R-6	843,450	$27,016	15.0%
International Growth and Income Fund, Class R-6	531,665	18,039	10.0
Washington Mutual Investors Fund, Class R-6	769,630	27,014	15.0
		72,069	40.0
Equity-income and Balanced funds — 15.0%
American Funds Global Balanced Fund, Class R-6	943,642	27,026	15.0

Bond funds — 45.0%
American Funds Mortgage Fund, Class R-6	1,773,354	18,018	10.0
The Bond Fund of America, Class R-6	3,470,200	45,043	25.0
U.S. Government Securities Fund, Class R-6	1,268,822	18,017	10.0
		81,078	45.0

Total investment securities (cost: $172,859,000)		180,173	100.0
Other assets less liabilities		(78)	—

Net assets		$180,095	100.0%

See Notes to Financial Statements

6	American Funds College Target Date Series

American Funds College 2018 Fund	unaudited
Investment portfolio, April 30, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth-and-income funds — 20.0%
American Mutual Fund, Class R-6	1,220,669	$39,098	20.0%

Equity-income and Balanced funds — 20.0%
The Income Fund of America, Class R-6	1,989,721	39,098	20.0

Bond funds — 60.0%
American Funds Mortgage Fund, Class R-6	3,848,230	39,098	20.0
The Bond Fund of America, Class R-6	3,765,217	48,873	25.0
Intermediate Bond Fund of America, Class R-6	2,132,619	29,323	15.0
		117,294	60.0

Total investment securities (cost: $189,568,000)		195,490	100.0
Other assets less liabilities		(86)	—

Net assets		$195,404	100.0%

See Notes to Financial Statements

American Funds College Target Date Series	7

American Funds College 2015 Fund	unaudited
Investment portfolio, April 30, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Equity-income and Balanced funds — 10.0%
The Income Fund of America, Class R-6	772,899	$15,188	10.0%

Bond funds — 90.0%
American Funds Mortgage Fund, Class R-6*	4,484,487	45,562	30.0
The Bond Fund of America, Class R-6	2,340,133	30,375	20.0
Intermediate Bond Fund of America, Class R-6	4,418,171	60,750	40.0
		136,687	90.0

Total investment securities (cost: $150,985,000)		151,875	100.0
Other assets less liabilities		(71)	—

Net assets		$151,804	100.0%

*	American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2013, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 4/30/2013 (000)
American Funds Mortgage Fund, Class R-6	806,954	3,677,533	—	4,484,487	$138	$45,562

See Notes to Financial Statements

8	American Funds College Target Date Series

American Funds College Enrollment Fund	unaudited
Investment portfolio, April 30, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Bond funds — 100.0%
American Funds Mortgage Fund, Class R-6	1,747,863	$17,758	30.0%
Intermediate Bond Fund of America, Class R-6	1,506,764	20,718	35.0
Short-Term Bond Fund of America, Class R-6	2,057,398	20,718	35.0

Total investment securities (cost: $59,274,000)		59,194	100.0
Other assets less liabilities		(35)	—

Net assets		$59,159	100.0%

See Notes to Financial Statements

American Funds College Target Date Series	9

Financial statements

Statements of assets and liabilities at April 30, 2013

	College 2030 Fund		College 2027 Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$76,866		$100,225
Affiliated issuer	—		—
Receivables for:
Sales of fund’s shares	703		310
Dividends	1		2
Other	—		2
Total assets	77,570		100,539

Liabilities:
Payables for:
Purchases of investments	333		310
Repurchases of fund’s shares	369		—
Services provided by related parties	28		42
Trustees’ deferred compensation	—	*	—	*
Other	7		8
Total liabilities	737		360
Net assets at April 30, 2013	$76,833		$100,179

Net assets consist of:
Capital paid in on shares of beneficial interest	$71,748		$94,300
Undistributed (distributions in excess of) net investment income	83		60
Undistributed net realized gain	99		236
Net unrealized appreciation (depreciation)	4,903		5,583
Net assets at April 30, 2013	$76,833		$100,179

Investment securities, at cost:
Unaffiliated issuers	$71,963		$94,642
Affiliated issuer	—		—

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 529-A:
Net assets	$59,573		$74,454
Shares outstanding	5,439		6,893
Net asset value per share	$10.95		$10.80
Class 529-B:
Net assets	$76		$659
Shares outstanding	7		61
Net asset value per share	$10.93		$10.77
Class 529-C:
Net assets	$12,299		$18,235
Shares outstanding	1,127		1,694
Net asset value per share	$10.92		$10.77
Class 529-E:
Net assets	$1,582		$2,210
Shares outstanding	144		205
Net asset value per share	$10.95		$10.79
Class 529-F-1:
Net assets	$3,303		$4,621
Shares outstanding	301		427
Net asset value per share	$10.97		$10.82

*	Amount less than one thousand.

See Notes to Financial Statements

10	American Funds College Target Date Series

unaudited

(dollars and shares in thousands, except per-share amounts)

College 2024 Fund		College 2021 Fund		College 2018 Fund		College 2015 Fund		College Enrollment Fund

$142,584		$180,173		$195,490		$106,313		$59,194
—		—		—		45,562		—

795		742		1,008		1,009		447
8		16		23		25		21
4		4		5		4		—	*
143,391		180,935		196,526		152,913		59,662

791		735		1,003		1,005		446
3		7		5		4		16
62		84		98		87		35
—	*	—	*	—	*	—	*	—	*
12		14		16		13		6
868		840		1,122		1,109		503
$142,523		$180,095		$195,404		$151,804		$59,159

$135,233		$172,150		$188,734		$150,405		$59,138
205		364		549		241		(1)
342		267		199		268		102
6,743		7,314		5,922		890		(80)
$142,523		$180,095		$195,404		$151,804		$59,159

$135,841		$172,859		$189,568		$105,198		$59,274
—		—		—		45,787		—

$103,962		$128,999		$130,197		$91,060		$32,511
9,740		12,177		12,451		8,996		3,253
$10.67		$10.59		$10.46		$10.12		$9.99

$2,070		$2,178		$2,147		$2,092		$419
195		206		206		207		42
$10.64		$10.56		$10.43		$10.09		$9.96

$24,645		$35,515		$46,722		$44,820		$18,831
2,317		3,364		4,484		4,443		1,890
$10.64		$10.56		$10.42		$10.09		$9.96

$4,970		$5,892		$6,619		$5,640		$2,297
466		557		633		558		230
$10.66		$10.58		$10.45		$10.11		$9.99

$6,876		$7,511		$9,719		$8,192		$5,101
643		708		928		808		510
$10.69		$10.61		$10.47		$10.14		$10.01

American Funds College Target Date Series	11

Statements of operations for the six months ended April 30, 2013

	College 2030 Fund		College 2027 Fund
Investment income:
Dividends:
Unaffiliated issuers	$455		$591
Affiliated issuer	—		—
	455		591

Fees and expenses*:
Investment advisory services	21		28
Distribution services	83		110
Transfer agent services	26		35
Reports to shareholders	1		2
Registration statement and prospectus	11		13
Trustees’ compensation	—	†	—	†
Auditing and legal	1		2
Custodian	2		2
Other	22		29
Total fees and expenses before reimbursements/waivers	167		221
Less reimbursements/waivers of fees and expenses:
Investment advisory services	21		28
Other	3		5
Total fees and expenses after reimbursements/waivers	143		188
Net investment income	312		403

Net realized gain and unrealized appreciation (depreciation) on investments:
Net realized gain on sale of investments	—		—
Capital gain distributions received	99		236
Net realized gain	99		236
Net unrealized appreciation (depreciation) on investments	4,951		5,673
Net realized gain and unrealized appreciation (depreciation) on investments	5,050		5,909
Net increase in net assets resulting from operations	$5,362		$6,312

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

12	American Funds College Target Date Series

unaudited

(dollars in thousands)

College 2024 Fund		College 2021 Fund		College 2018 Fund		College 2015 Fund		College Enrollment Fund

$904		$1,159		$1,378		$753		$220
—		—		—		138		—
904		1,159		1,378		891		220

41		52		57		47		18
153		206		247		221		92
51		64		71		60		23
2		3		3		3		1
17		20		22		19		9
—	†	—	†	—	†	—	†	—	†
2		3		4		3		1
2		2		2		2		2
42		53		59		49		19
310		403		465		404		165

41		52		57		47		18
6		7		8		7		4
263		344		400		350		143
641		815		978		541		77

—		—		—		—		—
342		267		199		268		102
342		267		199		268		102
6,865		7,431		5,996		909		(75)
7,207		7,698		6,195		1,177		27
$7,848		$8,513		$7,173		$1,718		$104

American Funds College Target Date Series	13

Statements of changes in net assets

	College 2030 Fund		College 2027 Fund
	Six months ended April 30, 2013[1]	Period ended October 31, 2012[2]	Six months ended April 30, 2013[1]	Period ended October 31, 2012[2]
Operations:
Net investment income (loss)	$312	$(1)	$403	$—	[3]
Net realized gain	99	—	236	—
Net unrealized appreciation (depreciation) on investments	4,951	(48)	5,673	(90)
Net increase (decrease) in net assets resulting from operations	5,362	(49)	6,312	(90)

Dividends paid to shareholders:
Dividends from net investment income:
Class 529-A	(172)	—	(263)	—
Class 529-B	— [3]	—	(2)	—
Class 529-C	(36)	—	(57)	—
Class 529-E	(5)	—	(6)	—
Class 529-F-1	(16)	—	(15)	—
Total dividends from net investment income	(229)	—	(343)	—
Total dividends paid to shareholders	(229)	—	(343)	—

Net capital share transactions	65,047	6,702	80,159	14,141

Total increase in net assets	70,180	6,653	86,128	14,051

Net assets:
Beginning of period	6,653	—	14,051	—
End of period	$76,833	$6,653	$100,179	$14,051

Accumulated net investment loss	—	—	—	—	[3]
Undistributed (distributions in excess of) net investment income	$83	—	$60	—

[1]	Unaudited.
[2]	For the period September 14, 2012, commencement of operations, through October 31, 2012.
[3]	Amount less than one thousand.

See Notes to Financial Statements

14	American Funds College Target Date Series

(dollars in thousands)

College 2024 Fund		College 2021 Fund		College 2018 Fund		College 2015 Fund		College Enrollment Fund
Six months ended April 30, 2013[1]	Period ended October 31, 2012[2]	Six months ended April 30, 2013[1]	Period ended October 31, 2012[2]	Six months ended April 30, 2013[1]	Period ended October 31, 2012[2]	Six months ended April 30, 2013[1]	Period ended October 31, 2012[2]	Six months ended April 30, 2013[1]	Period ended October 31, 2012[2]

$641	$5	$815	$14	$978	$12	$541	$13	$77	$3
342	—	267	—	199	—	268	—	102	—
6,865	(122)	7,431	(117)	5,996	(74)	909	(19)	(75)	(5)
7,848	(117)	8,513	(103)	7,173	(62)	1,718	(6)	104	(2)

(324)	—	(349)	—	(312)	—	(214)	—	(51)	—
(6)	—	(5)	—	(4)	—	(3)	—	—3	—
(66)	—	(77)	—	(86)	—	(71)	—	(19)	—
(16)	—	(15)	—	(17)	—	(10)	—	(2)	—
(29)	—	(19)	—	(22)	—	(15)	—	(9)	—
(441)	—	(465)	—	(441)	—	(313)	—	(81)	—
(441)	—	(465)	—	(441)	—	(313)	—	(81)	—

114,530	20,703	143,361	28,789	156,461	32,273	122,712	27,693	47,496	11,642

121,937	20,586	151,409	28,686	163,193	32,211	124,117	27,687	47,519	11,640

20,586	—	28,686	—	32,211	—	27,687	—	11,640	—
$142,523	$20,586	$180,095	$28,686	$195,404	$32,211	$151,804	$27,687	$59,159	$11,640

—	—	—	—	—	—	—	—	—	—
$205	$5	$364	$14	$549	$12	$241	$13	$(1)	$3

American Funds College Target Date Series	15

Notes to financial statements	unaudited

1. Organization

American Funds College Target Date Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of seven funds (the “funds”) — American Funds College 2030 Fund (“College 2030 Fund”), American Funds College 2027 Fund (“College 2027 Fund”), American Funds College 2024 Fund (“College 2024 Fund”), American Funds College 2021 Fund (“College 2021 Fund”), American Funds College 2018 Fund (“College 2018 Fund”), American Funds College 2015 Fund (“College 2015 Fund”), and American Funds College Enrollment Fund (“College Enrollment Fund”).

Each fund in the series is designed for investors who plan to attend college in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in equity-income, balanced and bond funds. When each fund reaches its target date, it will principally invest in bond funds and may merge into the Enrollment Fund, which will also principally invest in bond funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E, and 529-F-1). The funds’ share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class 529-A	Up to 2.50% for College Enrollment Fund; up to 4.25% for all other funds	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class 529-B converts to Class 529-A after eight years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class 529-F-1	None	None	None
* Class 529-B shares of the funds are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 27 to 29.

16	American Funds College Target Date Series

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Security valuation — The value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2013, all of the investment securities for each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the funds are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the funds’ assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The funds invest in underlying funds and incur expenses related to the underlying funds. In addition, investors in the funds will incur fees to pay for certain expenses related to the operations of the funds. An investor holding the underlying funds directly and in the same proportions as the funds would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the funds.

Because the funds’ investments consist of underlying funds, the funds’ risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

American Funds College Target Date Series	17

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying funds having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/ or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.” The value of the underlying funds may be similarly affected.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed/ related securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the underlying fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended, reducing the cash flow for potential reinvestment in higher yielding securities.

18	American Funds College Target Date Series

Investing in U.S. government securities — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the funds selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities the funds contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the funds.

Management — The investment adviser to the funds and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2013, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The series is not subject to examination by U.S. federal and state tax authorities for tax years before 2012, the year the series commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income shown on the accompanying financial statements are considered ordinary income distributions for tax purposes.

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of October 31, 2012, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

	College 2030 Fund	College 2027 Fund	College 2024 Fund	College 2021 Fund	College 2018 Fund	College 2015 Fund	College Enrollment Fund
Undistributed net investment income	$—	$—	$5	$14	$12	$13	$3

American Funds College Target Date Series	19

As of April 30, 2013, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

	College 2030 Fund	College 2027 Fund	College 2024 Fund	College 2021 Fund	College 2018 Fund	College 2015 Fund	College Enrollment Fund
Gross unrealized appreciation on investment securities	$4,946	$5,725	$6,952	$7,536	$6,073	$1,115	$7
Gross unrealized depreciation on investment securities	(43)	(142)	(209)	(222)	(151)	(225)	(87)
Net unrealized appreciation (depreciation) on investment securities	4,903	5,583	6,743	7,314	5,922	890	(80)
Cost of investment securities	71,963	94,642	135,841	172,859	189,568	150,985	59,274

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. This waiver can be modified or terminated only with the approval of the series’ board of trustees. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 27 to 29.

Other reimbursements — CRMC has agreed to reimburse a portion of the fees and expenses of the funds during their startup period. At its discretion the adviser may elect to extend, modify or terminate the reimbursements. Fees and expenses in the statements of operations are presented gross of the reimbursement from CRMC. The amounts reimbursed by CRMC are reflected as other reimbursements.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The series has plans of distribution for all share classes. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.50% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class 529-A	0.30%	0.50%
Class 529-B	1.00	1.00
Class 529-C	1.00	1.00
Class 529-E	0.50	0.75
Class 529-F-1	0.25	0.50

For Class 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2013, unreimbursed expenses subject to reimbursement totaled $2,000 for the Class 529-A shares of College Enrollment Fund. There were no unreimbursed expenses subject to reimbursement on any other fund.

20	American Funds College Target Date Series

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series.

529 plan services — Each share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the six months ended April 30, 2013, were as follows:

	Distribution services	Transfer agent services	529 plan services
College 2030 Fund
Class 529-A	$46,128	$20,260	$15,779
Class 529-B	167	19	17
Class 529-C	34,571	4,145	3,399
Class 529-E	2,399	441	472
Class 529-F-1	—	1,210	955
Total	$83,265	$26,075	$20,622
College 2027 Fund
Class 529-A	$54,235	$26,844	$20,652
Class 529-B	1,984	219	195
Class 529-C	51,307	6,036	5,046
Class 529-E	2,767	484	544
Class 529-F-1	—	1,369	1,125
Total	$110,293	$34,952	$27,562
College 2024 Fund
Class 529-A	$69,131	$37,872	$29,084
Class 529-B	6,215	708	612
Class 529-C	69,907	8,419	6,876
Class 529-E	7,844	1,440	1,543
Class 529-F-1	—	2,569	2,084
Total	$153,097	$51,008	$40,199
College 2021 Fund
Class 529-A	$90,859	$48,023	$36,741
Class 529-B	6,497	740	639
Class 529-C	99,843	11,787	9,826
Class 529-E	8,614	1,531	1,695
Class 529-F-1	—	2,351	1,930
Total	$205,813	$64,432	$50,831
College 2018 Fund
Class 529-A	$100,513	$50,350	$37,723
Class 529-B	6,696	782	659
Class 529-C	129,248	15,171	12,715
Class 529-E	10,746	1,992	2,114
Class 529-F-1	—	3,020	2,548
Total	$247,203	$71,315	$55,759
College 2015 Fund
Class 529-A	$74,081	$38,493	$28,593
Class 529-B	5,873	667	578
Class 529-C	133,331	16,155	13,122
Class 529-E	8,110	1,437	1,595
Class 529-F-1	—	2,908	2,374
Total	$221,395	$59,660	$46,262
College Enrollment Fund
Class 529-A	$29,561	$12,996	$9,704
Class 529-B	1,459	175	144
Class 529-C	57,048	6,938	5,611
Class 529-E	3,584	643	705
Class 529-F-1	—	1,993	1,613
Total	$91,652	$22,745	$17,777

American Funds College Target Date Series	21

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:

	Current fees	Increase in value of deferred amounts	Total trustees’ compensation
College 2030 Fund	$44	$1	$45
College 2027 Fund	78	1	79
College 2024 Fund	116	1	117
College 2021 Fund	158	2	160
College 2018 Fund	174	2	176
College 2015 Fund	160	2	162
College Enrollment Fund	62	1	63

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2013, as follows (dollars in thousands):

	Purchases	Sales
College 2030 Fund	$65,270	$—
College 2027 Fund	80,519	—
College 2024 Fund	115,196	—
College 2021 Fund	144,131	—
College 2018 Fund	157,298	—
College 2015 Fund	123,287	—
College Enrollment Fund	47,702	37

22	American Funds College Target Date Series

8. Capital share transactions

Capital share transactions in the funds for the six months ended April 30, 2013, were as follows (dollars and shares in thousands):

	College			College		College		College
	2030 Fund			2027 Fund		2024 Fund		2021 Fund
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares
Class 529-A
Sales[1]	$51,406	5,001		$60,043	5,877	$84,339	8,294	$103,298	10,174
Reinvestments of dividends	172	18		263	27	324	32	349	35
Repurchases[1]	(1,050)	(100)		(1,244)	(121)	(1,760)	(171)	(1,715)	(168)
Total Class 529-A transactions	50,528	4,919		59,062	5,783	82,903	8,155	101,932	10,041
Class 529-B
Sales[1]	60	5		532	53	1,869	185	1,872	185
Reinvestments of dividends	— [2]	—	[2]	2	— [2]	6	1	5	— [2]
Repurchases[1]	(14)	(1)		(4)	(1)	(221)	(22)	(276)	(27)
Total Class 529-B transactions	46	4		530	52	1,654	164	1,601	158
Class 529-C
Sales[1]	10,163	992		14,824	1,453	19,847	1,954	29,053	2,864
Reinvestments of dividends	36	4		57	6	66	7	77	7
Repurchases[1]	(62)	(6)		(434)	(42)	(135)	(13)	(902)	(89)
Total Class 529-C transactions	10,137	990		14,447	1,417	19,778	1,948	28,228	2,782
Class 529-E
Sales[1]	1,307	128		1,883	184	4,120	408	4,793	473
Reinvestments of dividends	5	1		6	1	16	1	15	2
Repurchases[1]	(3)	—	[2]	(2)	— [2]	(4)	— [2]	(47)	(5)
Total Class 529-E transactions	1,309	129		1,887	185	4,132	409	4,761	470
Class 529-F-1
Sales[1]	3,013	296		4,231	413	6,693	660	6,890	678
Reinvestments of dividends	15	1		15	1	28	3	18	2
Repurchases[1]	(1)	—	[2]	(13)	(1)	(658)	(63)	(69)	(7)
Total Class 529-F-1 transactions	3,027	297		4,233	413	6,063	600	6,839	673
Total net increase	$65,047	6,339		$80,159	7,850	$114,530	11,276	$143,361	14,124

See page 26 for footnotes.

American Funds College Target Date Series	23

	College		College		College
	2018 Fund		2015 Fund		Enrollment Fund
Share class	Amount	Shares	Amount	Shares	Amount	Shares
Class 529-A
Sales[1]	$104,561	10,337	$74,552	7,436	$28,653	2,872
Reinvestments of dividends	312	31	214	22	51	5
Repurchases[1]	(1,780)	(175)	(2,862)	(286)	(2,592)	(260)
Total Class 529-A transactions	103,093	10,193	71,904	7,172	26,112	2,617
Class 529-B
Sales[1]	1,835	182	1,967	197	436	44
Reinvestments of dividends	4	— [2]	3	— [2]	— [2]	— [2]
Repurchases[1]	(289)	(28)	(269)	(27)	(135)	(14)
Total Class 529-B transactions	1,550	154	1,701	170	301	30
Class 529-C
Sales[1]	39,563	3,917	38,700	3,868	16,232	1,629
Reinvestments of dividends	86	9	71	7	19	2
Repurchases[1]	(564)	(56)	(1,144)	(114)	(1,070)	(107)
Total Class 529-C transactions	39,085	3,870	37,627	3,761	15,181	1,524
Class 529-E
Sales[1]	4,742	470	4,719	471	1,793	180
Reinvestments of dividends	17	1	10	1	2	— [2]
Repurchases[1]	(109)	(11)	(180)	(18)	(139)	(14)
Total Class 529-E transactions	4,650	460	4,549	454	1,656	166
Class 529-F-1
Sales[1]	8,158	804	7,023	700	4,482	449
Reinvestments of dividends	22	2	15	2	9	1
Repurchases[1]	(97)	(9)	(107)	(11)	(245)	(25)
Total Class 529-F-1 transactions	8,083	797	6,931	691	4,246	425
Total net increase	$156,461	15,474	$122,712	12,248	$47,496	4,762

24	American Funds College Target Date Series

Capital share transactions in the funds for the period ended October 31, 20123, were as follows (dollars and shares in thousands):

	College		College		College		College
	2030 Fund		2027 Fund		2024 Fund		2021 Fund
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Class 529-A
Sales[1]	$5,150	522	$11,002	1,112	$15,823	1,593	$21,301	2,136
Repurchases[1]	(18)	(2)	(19)	(2)	(81)	(8)	(3)	—
Total Class 529-A transactions	5,132	520	10,983	1,110	15,742	1,585	21,298	2,136
Class 529-B
Sales[1]	26	3	87	9	308	31	484	48
Repurchases[1]	—	—	—	—	— [2]	— [2]	(2)	—
Total Class 529-B transactions	26	3	87	9	308	31	482	48
Class 529-C
Sales[1]	1,359	138	2,752	279	3,764	379	5,899	592
Repurchases[1]	(7)	(1)	(16)	(2)	(97)	(10)	(106)	(10)
Total Class 529-C transactions	1,352	137	2,736	277	3,667	369	5,793	582
Class 529-E
Sales[1]	153	15	198	20	570	58	866	87
Repurchases[1]	—[2]	—[2]	—	—	(10)	(1)	—	—
Total Class 529-E transactions	153	15	198	20	560	57	866	87
Class 529-F-1
Sales[1]	39	4	137	14	426	43	350	35
Repurchases[1]	—	—	—	—	—	—	—	—
Total Class 529-F-1 transactions	39	4	137	14	426	43	350	35
Total net increase	$6,702	679	$14,141	1,430	$20,703	2,085	$28,789	2,888

See page 26 for footnotes.

American Funds College Target Date Series	25

	College		College		College
	2018 Fund		2015 Fund		Enrollment Fund
Share class	Amount	Shares	Amount	Shares	Amount	Shares
Class 529-A
Sales[1]	$22,664	2,267	$18,334	1,830	$6,478	647
Repurchases[1]	(95)	(9)	(60)	(6)	(104)	(11)
Total Class 529-A transactions	22,569	2,258	18,274	1,824	6,374	636
Class 529-B
Sales[1]	528	53	376	37	118	12
Repurchases[1]	(4)	(1)	(1)	— [2]	— [2]	—	[2]
Total Class 529-B transactions	524	52	375	37	118	12
Class 529-C
Sales[1]	6,319	632	6,846	683	3,667	366
Repurchases[1]	(179)	(18)	(12)	(1)	(4)	—	[2]
Total Class 529-C transactions	6,140	614	6,834	682	3,663	366
Class 529-E
Sales[1]	1,726	173	1,037	104	642	64
Repurchases[1]	(1)	— [2]	—	—	(3)	—	[2]
Total Class 529-E transactions	1,725	173	1,037	104	639	64
Class 529-F-1
Sales[1]	1,315	131	1,177	118	868	87
Repurchases[1]	—	—	(4)	(1)	(20)	(2)
Total Class 529-F-1 transactions	1,315	131	1,173	117	848	85
Total net increase	$32,273	3,228	$27,693	2,764	$11,642	1,163

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	For the period September 14, 2012, commencement of operations, through October 31, 2012.

26	American Funds College Target Date Series

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets[3]
American Funds College 2030 Fund
Class 529-A:
4/30/13[6,7]	$9.79	$.08		$1.16	$1.24	$(.08)	$10.95	12.74%	$59,573	.69%[8]		.57%[8]		.98%[8]		1.56%[8]
10/31/12[6,9]	10.00	—	[10]	(.21)	(.21)	—	9.79	(2.10)	5,096	.19		.08		.49		(.02)
Class 529-B:
4/30/13[6,7]	9.79	.06		1.14	1.20	(.06)	10.93	12.38	76	1.39	[8]	1.28	[8]	1.69	[8]	1.15 [8]
10/31/12[6,9]	10.00	(.01)		(.20)	(.21)	—	9.79	(2.10)	26	.28		.19		.60		(.13)
Class 529-C:
4/30/13[6,7]	9.79	.05		1.15	1.20	(.07)	10.92	12.46	12,299	1.39	[8]	1.28	[8]	1.69	[8]	.94 [8]
10/31/12[6,9]	10.00	(.01)		(.20)	(.21)	—	9.79	(2.10)	1,340	.26		.17		.58		(.13)
Class 529-E:
4/30/13[6,7]	9.79	.08		1.16	1.24	(.08)	10.95	12.70	1,582	.86	[8]	.74	[8]	1.15	[8]	1.548
10/31/12[6,9]	10.00	(.01)		(.20)	(.21)	—	9.79	(2.10)	152	.21		.10		.51		(.07)
Class 529-F-1:
4/30/13[6,7]	9.79	.11		1.15	1.26	(.08)	10.97	12.98	3,303	.40	[8]	.28	[8]	.69	[8]	2.20 [8]
10/31/12[6,9]	10.00	—	[10]	(.21)	(.21)	—	9.79	(2.10)	39	.17		.06		.47		.01
American Funds College 2027 Fund
Class 529-A:
4/30/13[6,7]	$9.82	$.08		$.99	$1.07	$(.09)	$10.80	10.95%	$74,454	.65%[8]		.54%[8]		.95%[8]		1.57%[8]
10/31/12[6,9]	10.00	—	[10]	(.18)	(.18)	—	9.82	(1.80)	10,910	.14		.08		.49		.01
Class 529-B:
4/30/13[6,7]	9.82	.05		.97	1.02	(.07)	10.77	10.59	659	1.38	[8]	1.26	[8]	1.67	[8]	.95 [8]
10/31/12[6,9]	10.00	—	[10]	(.18)	(.18)	—	9.82	(1.80)	86	.23		.17		.58		(.04)
Class 529-C:
4/30/13[6,7]	9.82	.04		.99	1.03	(.08)	10.77	10.52	18,235	1.39	[8]	1.27	[8]	1.68	[8]	.86 [8]
10/31/12[6,9]	10.00	(.01)		(.17)	(.18)	—	9.82	(1.80)	2,721	.23		.17		.58		(.09)
Class 529-E:
4/30/13[6,7]	9.82	.06		.99	1.05	(.08)	10.79	10.82	2,210	.86	[8]	.74	[8]	1.15	[8]	1.19 [8]
10/31/12[6,9]	10.00	—	[10]	(.18)	(.18)	—	9.82	(1.80)	198	.19		.10		.51		(.02)
Class 529-F-1:
4/30/13[6,7]	9.83	.09		.99	1.08	(.09)	10.82	11.08	4,621	.39	[8]	.27	[8]	.68	[8]	1.75 [8]
10/31/12[6,9]	10.00	—	[10]	(.17)	(.17)	—	9.83	(1.70)	136	.11		.05		.46		.01
American Funds College 2024 Fund
Class 529-A:
4/30/13[6,7]	$9.88	$.09		$.78	$.87	$(.08)	$10.67	8.95%	$103,962	.62%[8]		.51%[8]		.89%[8]		1.71%[8]
10/31/12[6,9]	10.00	.01		(.13)	(.12)	—	9.88	(1.20)	15,653	.13		.08		.46		.07
Class 529-B:
4/30/13[6,7]	9.87	.05		.79	.84	(.07)	10.64	8.63	2,070	1.38	[8]	1.26	[8]	1.64	[8]	1.03 [8]
10/31/12[6,9]	10.00	—	[10]	(.13)	(.13)	—	9.87	(1.30)	306	.23		.18		.56		(.04)
Class 529-C:
4/30/13[6,7]	9.87	.05		.79	.84	(.07)	10.64	8.54	24,645	1.38	[8]	1.27	[8]	1.65	[8]	.91 [8]
10/31/12[6,9]	10.00	—	[10]	(.13)	(.13)	—	9.87	(1.30)	3,645	.22		.17		.55		(.02)
Class 529-E:
4/30/13[6,7]	9.87	.07		.79	.86	(.07)	10.66	8.82	4,970	.85	[8]	.74	[8]	1.12	[8]	1.47 [8]
10/31/12[6,9]	10.00	—	[10]	(.13)	(.13)	—	9.87	(1.30)	557	.15		.10		.48		.03
Class 529-F-1:
4/30/13[6,7]	9.88	.10		.79	.89	(.08)	10.69	9.08	6,876	.38	[8]	.27	[8]	.65	[8]	2.00 [8]
10/31/12[6,9]	10.00	.01		(.13)	(.12)	—	9.88	(1.20)	425	.11		.05		.43		.06

See page 29 for footnotes.

American Funds College Target Date Series	27

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income to average net assets[3]
American Funds College 2021 Fund
Class 529-A:
4/30/13[6,7]	$9.93	$.09		$.63	$.72	$(.06)	$10.59	7.34%	$128,999	.63%[8]		.52%[8]		.89%[8]		1.73%[8]
10/31/12[6,9]	10.00	.01		(.08)	(.07)	—	9.93	(.70)	21,221	.12		.08		.46		.12
Class 529-B:
4/30/13[6,7]	9.92	.05		.64	.69	(.05)	10.56	6.98	2,178	1.37	[8]	1.26	[8]	1.63	[8]	.99	[8]
10/31/12[6,9]	10.00	—	[10]	(.08)	(.08)	—	9.92	(.80)	480	.22		.18		.56		.02
Class 529-C:
4/30/13[6,7]	9.93	.05		.63	.68	(.05)	10.56	6.93	35,515	1.37	[8]	1.26	[8]	1.63	[8]	.98	[8]
10/31/12[6,9]	10.00	—	[10]	(.07)	(.07)	—	9.93	(.70)	5,774	.21		.17		.55		.03
Class 529-E:
4/30/13[6,7]	9.93	.08		.63	.71	(.06)	10.58	7.21	5,892	.85	[8]	.73	[8]	1.10	[8]	1.49	[8]
10/31/12[6,9]	10.00	.01		(.08)	(.07)	—	9.93	(.70)	862	.15		.10		.48		.10
Class 529-F-1:
4/30/13[6,7]	9.94	.10		.64	.74	(.07)	10.61	7.48	7,511	.38	[8]	.27	[8]	.64	[8]	1.98	[8]
10/31/12[6,9]	10.00	.01		(.07)	(.06)	—	9.94	(.60)	349	.10		.05		.43		.11
American Funds College 2018 Fund
Class 529-A:
4/30/13[6,7]	$9.98	$.10		$.44	$.54	$(.06)	$10.46	5.41%	$130,197	.65%[8]		.54%[8]		.83%[8]		1.90%[8]
10/31/12[6,9]	10.00	.01		(.03)	(.02)	—	9.98	(.20)	22,528	.13		.08		.38		.10
Class 529-B:
4/30/13[6,7]	9.97	.06		.44	.50	(.04)	10.43	5.05	2,147	1.37	[8]	1.26	[8]	1.55	[8]	1.20	[8]
10/31/12[6,9]	10.00	—	[10]	(.03)	(.03)	—	9.97	(.30)	523	.22		.18		.48		.02
Class 529-C:
4/30/13[6,7]	9.97	.06		.44	.50	(.05)	10.42	5.02	46,722	1.37	[8]	1.26	[8]	1.55	[8]	1.17	[8]
10/31/12[6,9]	10.00	—	[10]	(.03)	(.03)	—	9.97	(.30)	6,126	.22		.17		.47		—11
Class 529-E:
4/30/13[6,7]	9.98	.08		.44	.52	(.05)	10.45	5.26	6,619	.85	[8]	.74	[8]	1.03	[8]	1.61	[8]
10/31/12[6,9]	10.00	.01		(.03)	(.02)	—	9.98	(.20)	1,723	.14		.10		.40		.05
Class 529-F-1:
4/30/13[6,7]	9.98	.11		.44	.55	(.06)	10.47	5.55	9,719	.37	[8]	.26	[8]	.55	[8]	2.22	[8]
10/31/12[6,9]	10.00	.01		(.03)	(.02)	—	9.98	(.20)	1,311	.10		.05		.35		.10
American Funds College 2015 Fund
Class 529-A:
4/30/13[6,7]	$10.02	$.07		$.08	$.15	$(.05)	$10.12	1.46%	$91,060	.65%[8]		.53%[8]		.82%[8]		1.37%[8]
10/31/12[6,9]	10.00	.01		.01	.02	—	10.02	.20	18,273	.13		.08		.38		.12
Class 529-B:
4/30/13[6,7]	10.01	.03		.08	.11	(.03)	10.09	1.14	2,092	1.37	[8]	1.26	[8]	1.55	[8]	.638
10/31/12[6,9]	10.00	—	[10]	.01	.01	—	10.01	.10	375	.22		.18		.48		.03
Class 529-C:
4/30/13[6,7]	10.01	.03		.09	.12	(.04)	10.09	1.16	44,820	1.38	[8]	1.27	[8]	1.56	[8]	.62	[8]
10/31/12[6,9]	10.00	—	[10]	.01	.01	—	10.01	.10	6,828	.21		.17		.47		.03
Class 529-E:
4/30/13[6,7]	10.02	.06		.07	.13	(.04)	10.11	1.43	5,640	.85	[8]	.74	[8]	1.03	[8]	1.16	[8]
10/31/12[6,9]	10.00	.01		.01	.02	—	10.02	.20	1,037	.14		.10		.40		.10
Class 529-F-1:
4/30/13[6,7]	10.02	.08		.09	.17	(.05)	10.14	1.70	8,192	.38	[8]	.27	[8]	.56	[8]	1.62	[8]
10/31/12[6,9]	10.00	.01		.01	.02	—	10.02	.20	1,174	.11		.05		.35		.15

28	American Funds College Target Date Series

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)		Total from investment operations		Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets[3]
American Funds College Enrollment Fund
Class 529-A:
4/30/13[6,7]	$10.01	$.03		$(.02)		$.01		$(.03)	$9.99	.13%	$32,511	.71%[8]		.59%[8]		.91%[8]		.63%[8]
10/31/12[6,9]	10.00	.01		—	[10]	.01		—	10.01	.10	6,373	.15		.08		.41		.09
Class 529-B:
4/30/13[6,7]	10.00	—	[10]	(.02)		(.02)		(.02)	9.96	(.22)	419	1.40	[8]	1.28	[8]	1.60	[8]	(.05	)8
10/31/12[6,9]	10.00	—	[10]	—	[10]	—	[10]	—	10.00	— [11]	118	.26		.18		.51		(.02)
Class 529-C:
4/30/13[6,7]	10.00	—	[10]	(.02)		(.02)		(.02)	9.96	(.18)	18,831	1.40	[8]	1.28	[8]	1.60	[8]	(.06	)8
10/31/12[6,9]	10.00	—	[10]	—	[10]	—	[10]	—	10.00	— [11]	3,661	.23		.17		.50		—11
Class 529-E:
4/30/13[6,7]	10.01	.02		(.01)		.01		(.03)	9.99	.17	2,297	.87	[8]	.75	[8]	1.07	[8]	.47	[8]
10/31/12[6,9]	10.00	.01		—	[10]	.01		—	10.01	.10	639	.16		.10		.43		.07
Class 529-F-1:
4/30/13[6,7]	10.01	.05		(.01)		.04		(.04)	10.01	.36	5,101	.40	[8]	.28	[8]	.60	[8]	.94	[8]
10/31/12[6,9]	10.00	.01		—	[10]	.01		—	10.01	.10	849	.12		.05		.38		.12

	Six months ended		Period ended
Portfolio turnover rate for all share classes	April 30, 2013[6,7]		October 31, 2012[6,9]
College 2030 Fund	—%[12]		—%[12]
College 2027 Fund	—	[12]	—	[12]
College 2024 Fund	—	[12]	—	[12]
College 2021 Fund	—	[12]	—	[12]
College 2018 Fund	—	[12]	—	[12]
College 2015 Fund	—	[12]	—	[12]
College Enrollment Fund	—	[12]	—	[12]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 30 to 32 for further information regarding fees and expenses.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	Unaudited for the six months ended April 30, 2013.
[8]	Annualized.
[9]	For the period September 14, 2012, commencement of operations, through October 31, 2012.
[10]	Amount less than $.01.
[11]	Amount less than .01%.
[12]	Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

American Funds College Target Date Series	29

Expense example	unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2012, through April 30, 2013).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

30	American Funds College Target Date Series

	Beginning account value 11/1/2012	Ending account value 4/30/2013	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds College 2030 Fund
Class 529-A — actual return	$1,000.00	$1,127.42	$3.01	.57%	$5.17	.98%
Class 529-A — assumed 5% return	1,000.00	1,021.97	2.86	.57	4.91	.98
Class 529-B — actual return	1,000.00	1,123.84	6.74	1.28	8.90	1.69
Class 529-B — assumed 5% return	1,000.00	1,018.45	6.41	1.28	8.45	1.69
Class 529-C — actual return	1,000.00	1,124.57	6.74	1.28	8.90	1.69
Class 529-C — assumed 5% return	1,000.00	1,018.45	6.41	1.28	8.45	1.69
Class 529-E — actual return	1,000.00	1,126.97	3.90	.74	6.06	1.15
Class 529-E — assumed 5% return	1,000.00	1,021.12	3.71	.74	5.76	1.15
Class 529-F-1 — actual return	1,000.00	1,129.83	1.48	.28	3.64	.69
Class 529-F-1 — assumed 5% return	1,000.00	1,023.41	1.40	.28	3.46	.69
American Funds College 2027 Fund
Class 529-A — actual return	$1,000.00	$1,109.48	$2.82	.54%	$4.97	.95%
Class 529-A — assumed 5% return	1,000.00	1,022.12	2.71	.54	4.76	.95
Class 529-B — actual return	1,000.00	1,105.85	6.58	1.26	8.72	1.67
Class 529-B — assumed 5% return	1,000.00	1,018.55	6.31	1.26	8.35	1.67
Class 529-C — actual return	1,000.00	1,105.25	6.63	1.27	8.77	1.68
Class 529-C — assumed 5% return	1,000.00	1,018.50	6.36	1.27	8.40	1.68
Class 529-E — actual return	1,000.00	1,108.17	3.87	.74	6.01	1.15
Class 529-E — assumed 5% return	1,000.00	1,021.12	3.71	.74	5.76	1.15
Class 529-F-1 — actual return	1,000.00	1,110.79	1.41	.27	3.56	.68
Class 529-F-1 — assumed 5% return	1,000.00	1,023.46	1.35	.27	3.41	.68
American Funds College 2024 Fund
Class 529-A — actual return	$1,000.00	$1,089.52	$2.64	.51%	$4.61	.89%
Class 529-A — assumed 5% return	1,000.00	1,022.27	2.56	.51	4.46	.89
Class 529-B — actual return	1,000.00	1,086.26	6.52	1.26	8.48	1.64
Class 529-B — assumed 5% return	1,000.00	1,018.55	6.31	1.26	8.20	1.64
Class 529-C — actual return	1,000.00	1,085.39	6.57	1.27	8.53	1.65
Class 529-C — assumed 5% return	1,000.00	1,018.50	6.36	1.27	8.25	1.65
Class 529-E — actual return	1,000.00	1,088.17	3.83	.74	5.80	1.12
Class 529-E — assumed 5% return	1,000.00	1,021.12	3.71	.74	5.61	1.12
Class 529-F-1 — actual return	1,000.00	1,090.84	1.40	.27	3.37	.65
Class 529-F-1 — assumed 5% return	1,000.00	1,023.46	1.35	.27	3.26	.65
American Funds College 2021 Fund
Class 529-A — actual return	$1,000.00	$1,073.41	$2.67	.52%	$4.58	.89%
Class 529-A — assumed 5% return	1,000.00	1,022.22	2.61	.52	4.46	.89
Class 529-B — actual return	1,000.00	1,069.81	6.47	1.26	8.37	1.63
Class 529-B — assumed 5% return	1,000.00	1,018.55	6.31	1.26	8.15	1.63
Class 529-C — actual return	1,000.00	1,069.26	6.46	1.26	8.36	1.63
Class 529-C — assumed 5% return	1,000.00	1,018.55	6.31	1.26	8.15	1.63
Class 529-E — actual return	1,000.00	1,072.08	3.75	.73	5.65	1.10
Class 529-E — assumed 5% return	1,000.00	1,021.17	3.66	.73	5.51	1.10
Class 529-F-1 — actual return	1,000.00	1,074.76	1.39	.27	3.29	.64
Class 529-F-1 — assumed 5% return	1,000.00	1,023.46	1.35	.27	3.21	.64

American Funds College Target Date Series	31

Expense example (continued)

	Beginning account value 11/1/2012	Ending account value 4/30/2013	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds College 2018 Fund
Class 529-A — actual return	$1,000.00	$1,054.12	$2.75	.54%	$4.23	.83%
Class 529-A — assumed 5% return	1,000.00	1,022.12	2.71	.54	4.16	.83
Class 529-B — actual return	1,000.00	1,050.54	6.41	1.26	7.88	1.55
Class 529-B — assumed 5% return	1,000.00	1,018.55	6.31	1.26	7.75	1.55
Class 529-C — actual return	1,000.00	1,050.18	6.40	1.26	7.88	1.55
Class 529-C — assumed 5% return	1,000.00	1,018.55	6.31	1.26	7.75	1.55
Class 529-E — actual return	1,000.00	1,052.64	3.77	.74	5.24	1.03
Class 529-E — assumed 5% return	1,000.00	1,021.12	3.71	.74	5.16	1.03
Class 529-F-1 — actual return	1,000.00	1,055.46	1.33	.26	2.80	.55
Class 529-F-1 — assumed 5% return	1,000.00	1,023.51	1.30	.26	2.76	.55
American Funds College 2015 Fund
Class 529-A — actual return	$1,000.00	$1,014.62	$2.65	.53%	$4.10	.82%
Class 529-A — assumed 5% return	1,000.00	1,022.17	2.66	.53	4.11	.82
Class 529-B — actual return	1,000.00	1,011.43	6.28	1.26	7.73	1.55
Class 529-B — assumed 5% return	1,000.00	1,018.55	6.31	1.26	7.75	1.55
Class 529-C — actual return	1,000.00	1,011.64	6.33	1.27	7.78	1.56
Class 529-C — assumed 5% return	1,000.00	1,018.50	6.36	1.27	7.80	1.56
Class 529-E — actual return	1,000.00	1,014.27	3.70	.74	5.14	1.03
Class 529-E — assumed 5% return	1,000.00	1,021.12	3.71	.74	5.16	1.03
Class 529-F-1 — actual return	1,000.00	1,016.95	1.35	.27	2.80	.56
Class 529-F-1 — assumed 5% return	1,000.00	1,023.46	1.35	.27	2.81	.56
American Funds College Enrollment Fund
Class 529-A — actual return	$1,000.00	$1,001.33	$2.93	.59%	$4.52	.91%
Class 529-A — assumed 5% return	1,000.00	1,021.87	2.96	.59	4.56	.91
Class 529-B — actual return	1,000.00	997.83	6.34	1.28	7.93	1.60
Class 529-B — assumed 5% return	1,000.00	1,018.45	6.41	1.28	8.00	1.60
Class 529-C — actual return	1,000.00	998.18	6.34	1.28	7.93	1.60
Class 529-C — assumed 5% return	1,000.00	1,018.45	6.41	1.28	8.00	1.60
Class 529-E — actual return	1,000.00	1,001.67	3.72	.75	5.31	1.07
Class 529-E — assumed 5% return	1,000.00	1,021.08	3.76	.75	5.36	1.07
Class 529-F-1 — actual return	1,000.00	1,003.59	1.39	.28	2.98	.60
Class 529-F-1 — assumed 5% return	1,000.00	1,023.41	1.40	.28	3.01	.60

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

32	American Funds College Target Date Series

Other share class results	unaudited

Class 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2013 (the most recent calendar quarter-end):

Life of class
College 2030 Fund

Class 529-B shares[1,2] — first sold 9/14/12
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	1.70%
Not reflecting CDSC	6.70

Class 529-C shares[1] — first sold 9/14/12
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	5.76
Not reflecting CDSC	6.76

Class 529-E shares[1,3] — first sold 9/14/12	7.01

Class 529-F-1 shares[1,3] — first sold 9/14/12
Not reflecting annual asset-based fee charged by sponsoring firm	7.28

College 2027 Fund

Class 529-B shares[1,2] — first sold 9/14/12
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	0.66%
Not reflecting CDSC	5.66

Class 529-C shares[1] — first sold 9/14/12
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	4.71
Not reflecting CDSC	5.71

Class 529-E shares[1,3] — first sold 9/14/12	6.00

Class 529-F-1 shares[1,3] — first sold 9/14/12
Not reflecting annual asset-based fee charged by sponsoring firm	6.26

College 2024 Fund

Class 529-B shares[1,2] — first sold 9/14/12
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	–0.41%
Not reflecting CDSC	4.59

Class 529-C shares[1] — first sold 9/14/12
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	3.61
Not reflecting CDSC	4.61

Class 529-E shares[1,3] — first sold 9/14/12	4.88

Class 529-F-1 shares[1,3] — first sold 9/14/12
Not reflecting annual asset-based fee charged by sponsoring firm	5.15

College 2021 Fund

Class 529-B shares[1,2] — first sold 9/14/12
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	–0.98%
Not reflecting CDSC	4.02

Class 529-C shares[1] — first sold 9/14/12
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	3.07
Not reflecting CDSC	4.07

Class 529-E shares[1,3] — first sold 9/14/12	4.35

Class 529-F-1 shares[1,3] — first sold 9/14/12
Not reflecting annual asset-based fee charged by sponsoring firm	4.61

American Funds College Target Date Series	33

Other share class results (continued)

Life of class
College 2018 Fund

Class 529-B shares[1,2] — first sold 9/14/12
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	–1.77%
Not reflecting CDSC	3.23

Class 529-C shares[1] — first sold 9/14/12
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	2.20
Not reflecting CDSC	3.20

Class 529-E shares[1,3] — first sold 9/14/12	3.55

Class 529-F-1 shares[1,3] — first sold 9/14/12
Not reflecting annual asset-based fee charged by sponsoring firm	3.83

College 2015 Fund

Class 529-B shares[1,2] — first sold 9/14/12
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	–4.46%
Not reflecting CDSC	0.54

Class 529-C shares[1] — first sold 9/14/12
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	–0.44
Not reflecting CDSC	0.56

Class 529-E shares[1,3] — first sold 9/14/12	0.82

Class 529-F-1 shares[1,3] — first sold 9/14/12
Not reflecting annual asset-based fee charged by sponsoring firm	1.09

College Enrollment Fund

Class 529-B shares[1,2] — first sold 9/14/12
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	–5.39%
Not reflecting CDSC	–0.42

Class 529-C shares[1] — first sold 9/14/12
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	–1.38
Not reflecting CDSC	–0.38

Class 529-E shares[1,3] — first sold 9/14/12	–0.13

Class 529-F-1 shares[1,3] — first sold 9/14/12
Not reflecting annual asset-based fee charged by sponsoring firm	0.16

[1]	Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.
[2]	These shares are not available for purchase.
[3]	These shares are sold without any initial or contingent deferred sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving its management fee of 0.10% and reimbursing a portion of other expenses. Investment results shown reflect the waiver and reimbursements, without which the results would have been lower. After December 31, 2013, the adviser may modify or terminate the waiver, but only with fund board approval. The adviser has committed to retain any reimbursements only through December 31, 2013.

For information regarding the differences among the various share classes, refer to the fund prospectus.

34	American Funds College Target Date Series

Office of the series

6455 Irvine Center Drive

Irvine, CA 92618

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

American Funds College Target Date Series	35

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds College Target Date Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds College Target Date Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds College Target Date Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

36	American Funds College Target Date Series

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2012.

[2]	Based on Class A share results for rolling periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.

[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives
¢	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®
¢	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM
¢	Equity-income funds
Capital Income Builder®
The Income Fund of America®
¢	Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM
¢	Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®
¢	Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
¢	Money market fund
American Funds Money Market Fund®
¢	American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM
¢	American Funds Target Date Retirement Series®
¢	American Funds College Target Date SeriesSM

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: June 28, 2013

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 28, 2013